Segment reporting (Details 5) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	₨ 106,331	₨ 98,272
India Country [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	91,873	83,166
Switzerland Country [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	5,070	4,748
United States Country [Member
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	3,276	3,851
Germany Country [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	776	1,263
Others [Member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	₨ 5,336	₨ 5,244